Warrants for Stock - Schedule of Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Underlying Warrants
Beginning balance (in shares)	1,430,000
Ending balance (in shares)	1,055,000	1,430,000
Warrants
Number of Shares Underlying Warrants
Beginning balance (in shares)	8,622,486	5,937,386
Granted (in shares)	2,162,000	2,917,000
Exercised (in shares)	0	0
Canceled (in shares)	(96,400)	(231,900)
Ending balance (in shares)	10,688,086	8,622,486
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.48	$ 0.66
Granted (in dollars per share)	0.00	0.29
Exercised (in dollars per share)	0.00	0.00
Canceled (in dollars per share)	0.50	2.18
Ending balance (in dollars per share)	$ 0.48	$ 0.48